Subsequent Events (Details) - USD ($)	Feb. 14, 2022	Feb. 15, 2022	Dec. 31, 2021	Nov. 17, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Common stock, shares, issued (shares)			93,950,205	65,625,896	36,463,696
Subsequent Event | Registration Rights Agreement
Subsequent Event [Line Items]
Maximum proceeds purchase agreement	$ 100,000,000
Number of shares issued, threshold (in shares)	18,780,646
Shares issued in transaction, threshold, percent	19.99%
Common stock, shares, issued (shares)		715,991